Nature of the Organization and Business - Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE (Details)	12 Months Ended
Jun. 30, 2026
BaiJiaYun Limited (“BJY”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Apr. 22, 2021
Baijiayun Global Ltd (“BJY Global”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Place of Incorporation	Cayman Islands
Ownership Percentage	100.00%
Principal Activities	Investment holding
BaiJia Cloud Limited (“BaiJiaYun HK”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	May 06, 2021
Place of Incorporation	Hong Kong
Ownership Percentage	100.00%
Principal Activities	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Sep. 06, 2021
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Investment holding
Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Oct. 27, 2021
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Sep. 13, 2021
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Jan. 21, 2022
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Zhejiang Baijiashilian Technology Co., Ltd. (“Zhejiang WFOE”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Dec. 28, 2022
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Investment holding
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology “) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Oct. 12, 2019
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Jun. 13, 2018
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Jun. 18, 2019
Place of Incorporation	PRC
Ownership Percentage	40.00%
Principal Activities	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Apr. 08, 2019
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (“Baijiayun Digital Technology”, formerly known as Beijing Haoyu Xingchen Cultural Communication Co., Ltd.) (“Haoyu Xingchen”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Jun. 23, 2020
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Apr. 13, 2021
Place of Incorporation	PRC
Ownership Percentage	51.00%
Principal Activities	Provision of cloud computing services
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Nov. 03, 2021
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Oct. 22, 2021
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Beijing Deran Technology Co., Ltd (“Beijing Deran”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	May 29, 2012
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Guangxi Hengsheng Information Technology Co., Ltd. (“Guangxi Hengsheng”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Sep. 16, 2022
Place of Incorporation	PRC
Ownership Percentage	40.00%
Principal Activities	Provision of cloud computing services
Guangxi Chuanghe Technology Co., Ltd. (“Guangxi Chuanghe”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Aug. 30, 2022
Place of Incorporation	PRC
Ownership Percentage	40.00%
Principal Activities	Provision of cloud computing services
Beijing Baijia Yunlong Technology Co., Ltd (“Baijia Yunlong”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Apr. 12, 2023
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Jan. 13, 2021
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Beijing Hydrogen Data Information Technology Co., Ltd. (“Beijing Hydrogen”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Dec. 01, 2014
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Zhejiang Baijiayun Technology Co., Ltd. (“Zhejiang BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Jan. 16, 2023
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Wuhan Baijia Cloud Technology Co.,Ltd.(“Wuhan BaiJiaYun”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Aug. 07, 2017
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Wuhan Baijiayunlong Technology Co., Ltd [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Jun. 23, 2026
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Wuhan Langchenyunzhi Technology Co., Ltd [Member]
Schedule of Company's Major Subsidiaries, VIE and Subsidiaries of the VIE [Line Items]
Date of Incorporation	Jun. 17, 2026
Place of Incorporation	PRC
Ownership Percentage	40.00%
Principal Activities	Provision of cloud computing services